SUPPLEMENT DATED NOVEMBER 6, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Effective November 1, 2007, please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/PIMCO REAL RETURN FUND, PLEASE DELETE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk. Since November 2007, Mr. Worah has been primarily responsible for the day-to-day management of the Fund. He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing. Previously Mr. Worah was a post-doctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He has a Ph.D. in theoretical physics from the University of Chicago and is the author of numerous scientific papers.









This Supplement is dated November 6, 2007.



(To be used with VC3656 Rev.  05/07,  VC3657 Rev.  05/07,  NV3174CE Rev.  05/07,
NV3784 Rev. 05/07, VC5526 Rev. 05/07,  NV5526 Rev. 05/07,  FVC4224FT Rev. 05/07,
VC5825 Rev. 05/07,  VC5884 Rev. 05/07,  VC5885 Rev. 05/07, HR105 Rev. 05/07, and
VC2440 Rev. 05/07.)

                                                                     V6227 11/07

                        SUPPLEMENT DATED NOVEMBER 6, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

ON PAGE 117, PLEASE DELETE THE TABLE FOR JOHN B. BRYNJOLFSSON, FOR THE JNL/PIMCO REAL RETURN FUND ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST" AND REPLACE IT WITH THE FOLLOWING:

JNL/PIMCO Real Return Fund
                                                                  Number of                     Total
Mihir Worah                                                       ACCOUNTS                     ASSETS
                                                                  --------                     ------
registered investment companies:                                      0                          $0
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other pooled investment vehicles:                                     7                        $313.84
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other accounts:                                                      22                       $4,014.10
                                                           ------------------------    ------------------------


ON PAGE 118, PLEASE DELETE THE TABLE IN ITS ENTIRETY UNDER THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/PIMCO REAL RETURN FUND" AND REPLACE IT WITH THE FOLLOWING:

----------------------------------- ----------------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                    Mihir Worah
----------------------------------- ----------------------------
----------------------------------- ----------------------------
None                                             X
----------------------------------- ----------------------------
----------------------------------- ----------------------------
$1-$10,000
----------------------------------- ----------------------------
----------------------------------- ----------------------------
$10,001-$50,000
----------------------------------- ----------------------------
----------------------------------- ----------------------------
$50,001-$100,000
----------------------------------- ----------------------------
----------------------------------- ----------------------------
$100,001-$500,000
----------------------------------- ----------------------------
----------------------------------- ----------------------------
$500,001-$1,000,000
----------------------------------- ----------------------------
----------------------------------- ----------------------------
Over $1,000,000
----------------------------------- ----------------------------



This Supplement is dated November 6, 2007.

(To be used with V3180 Rev. 05/07.)

                                                                     V6228 11/07

               SUPPLEMENT DATED NOVEMBER 6, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Effective November 1, 2007, please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/PIMCO REAL RETURN FUND, PLEASE DELETE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk. Since November 2007, Mr. Worah has been primarily responsible for the day-to-day management of the Fund. He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing. Previously Mr. Worah was a post-doctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He has a Ph.D. in theoretical physics from the University of Chicago and is the author of numerous scientific papers.






This Supplement is dated November 6, 2007.



(To be used with VC4224 Rev. 05/07, VC5869 Rev. 05/07, VC5890 Rev. 05/07, VC5995
Rev. 05/07,  VC3723 Rev. 05/07, NV4224 Rev. 05/07, NV5869 Rev. 05/07, and NV5890
Rev. 05/07.)

                                                                     V6230 11/07